Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
A fair value measurement assumes a transaction to sell an asset or transfer a liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value. The hierarchy for observable and unobservable inputs used to measure fair value into three broad levels are described below:

•	Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•	Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

•	Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
Financial Liabilities that are not Measured at Fair Value on a Recurring Basis
The following table presents certain information for our financial liability that is not measured at fair value on a recurring basis at March 31, 2020 and December 31, 2019:

	March 31, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
6.50% Senior Notes due 2024	$900,000	$675,000	$900,000	$812,250

Our long-term debt includes fixed rate debt. The fair value of this instrument is based on quoted market prices in markets that are not active. Therefore, this debt is classified as Level 2 within the fair value hierarchy.
Financial Liabilities Measured at Fair Value on a Recurring Basis
Contingent deferred acquisition consideration (Level 3 fair value measurement) is recorded at the acquisition date fair value and adjusted at each reporting period. The estimated liability is determined in accordance with various contractual valuation formulas and is dependent upon significant assumptions, such as the growth rate of the earnings of the relevant subsidiary during the contractual period and the discount rate. These growth rates are consistent with the Company's long-term forecasts. As of March 31, 2020, the discount rate used to measure these liabilities was 9.91%.
As these estimates require the use of assumptions about future performance, which are uncertain at the time of estimation, the fair value measurement presented on the Consolidated Balance Sheet is subject to material uncertainty.
See Note 5 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for additional information regarding contingent deferred acquisition consideration.
At March 31, 2020 and December 31, 2019, the carrying amount of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximated fair value because of their short-term maturity.
Non-financial Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
Certain non-financial assets are measured at fair value on a nonrecurring basis, primarily goodwill, intangible assets (Level 3 fair value measurement) and right-of-use lease assets (Level 2 fair value measurement). Accordingly, these assets are not measured and adjusted to fair value on an ongoing basis but are subject to periodic evaluations for potential impairment. The Company did not recognize an impairment of goodwill or intangible assets in the three months ended March 31, 2020 and 2019.
The Company recognized an impairment charge of $161 to reduce the carrying value of a right-of-use lease asset in the three months ended March 31, 2020. See Note 6 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for further information.	Fair Value Measurements
A fair value measurement assumes a transaction to sell an asset or transfer a liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value. The hierarchy for observable and unobservable inputs used to measure fair value into three broad levels are described below:

•	Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•	Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

•	Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
Financial Liabilities that are not Measured at Fair Value on a Recurring Basis
The following table presents certain information for our financial liability that is not measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
6.50% Senior Notes due 2024	$900,000	$812,250	$900,000	$834,750

Our long-term debt includes fixed rate debt. The fair value of this instrument is based on quoted market prices in markets that are not active. Therefore, this debt is classified as Level 2 within the fair value hierarchy.
Financial Liabilities Measured at Fair Value on a Recurring Basis
Contingent deferred acquisition consideration is recorded at the acquisition date fair value and adjusted at each reporting period. The estimated liability is determined in accordance with various contractual valuation formulas that may be dependent upon future events, such as the growth rate of the earnings of the relevant subsidiary during the contractual period and, in some cases, the currency exchange rate as of the date of payment (Level 3). See Note 9 of the Notes to the Consolidated Financial Statements included herein for additional information regarding contingent deferred acquisition consideration.
At December 31, 2019 and 2018, the carrying amount of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximated fair value because of their short-term maturity.
Non-financial Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
Certain non-financial assets are measured at fair value on a nonrecurring basis, primarily goodwill, intangible assets (a Level 3 fair value assessment) and right-of-use lease assets (a Level 2 fair value assessment). Accordingly, these assets are not measured and adjusted to fair value on an ongoing basis but are subject to periodic evaluations for potential impairment. The Company recognized an impairment of goodwill of $4.9 million for the twelve months ended December 31, 2019 as compared to an impairment of goodwill, intangible assets, and other assets of $87.2 million for the twelve months ended December 31, 2018. See Note 2 and 8 of the Notes to the Consolidated Financial Statements for information related to the measurement of the fair value of goodwill. In addition, the Company recognized an impairment charge of $3.7 million to reduce the carrying value of certain right-of-use lease assets and related leasehold improvements in the twelve months ended December 31, 2019. See Note 10 of the Notes to the Consolidated Financial Statements included herein for further information.